Balance Sheets (Parenthetical) (USD $)	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statement of Financial Position [Abstract]
Property and equipment, net of accumulated depreciation	$ 13,390	$ 11,608	$ 6,555
Intangibles, net of accumulated amortization	$ 7,766	$ 7,432	$ 6,002
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, authorized	5,000,000	5,000,000	5,000,000
Preferred stock, issued and outstanding
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, authorized	50,000,000	50,000,000	50,000,000
Common stock, issued and outstanding	13,841,500	13,841,500	13,440,000